Net Loss Per Share - Schedule of basic and diluted net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018
Earnings Per Share [Abstract]
Net loss	$ (36,737)	$ (50,530)	$ (30,739)	$ (33,888)	$ (156,233)	$ (15,311)	$ (118,006)	$ (205,432)
Net loss attributable to ordinary shareholders	$ (36,737)			$ (33,888)			$ (118,006)	$ (205,432)
Weighted average ordinary shares outstanding, basic and diluted	97,817,847			10,294,498			91,553,803	10,132,334
Net loss per share attributable to ordinary shareholders, basic and diluted	$ (0.38)			$ (3.29)			$ (1.29)	$ (20.27)